SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected in the condensed balance sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares subject to possible redemption	$ 816,810,000	$ 816,810,000
Class A ordinary shares
Gross proceeds	816,810,000	816,810,000
Proceeds allocated to Public Warrants	39,745,978	39,745,978
Class A ordinary shares issuance costs	44,871,756	44,871,756
Accretion of carrying value to redemption value	84,617,734	84,617,734
Class A ordinary shares subject to possible redemption	$ 816,810,000	$ 816,810,000